Taxation	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Taxation

9. Taxation

a) Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

New York

Commencing from the year of assessment 2024, the New York’s statutory income tax rate is subject to US federal corporate income tax at a statutory rate of 21% and New York State corporate franchise tax under Article 9-A, which for 2026 is generally imposed at 6.5% on the business income base where such base does not exceed US$5 million, or 7.25% where the business income base exceeds US$5 million, subject to applicable rules.

Hong Kong

Commencing from the year of assessment 2018/2019, the first HK$2.0 million of profits earned by the Group’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong. The Ordinance only allows one entity within a group of “connected entities” to be eligible for the two-tier tax rate benefit. Under the Ordinance, it is an entity’s election to nominate an entity that will be subject to the two-tier profits tax rate on its Profits Tax Return. The election is irrevocable. TuanChe Information elected the two-tier profits tax rate for its tax years of 2023 and 2024. TuanChe Information applies the two-tier profits tax rate for its provision for current income and deferred taxes. Other HK subsidiaries of the Company elected 16.5% tax rate.

China

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%.

Singapore

The corporate income tax rate is 17%, applicable to both local and foreign companies.

Colorado

The corporate income tax rate is 4.4%, and the state sales tax rate is 2.9%.

Loss before provision for income taxes is attributable to the following geographic locations:

Continuing operations

	For the six months ended June 30,
	2025	2026
	RMB	RMB
PRC	(9)	(165,905)
Foreign	28,178	(24,981)
Total (loss)/income from continuing operations before income taxes	28,169	(190,886)

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the six months ended June 30, 2025 and 2026:

Continuing operations

	For the six months ended June 30,
	2025	2026
	%	%
Statutory income tax rate of the PRC*	25.0	25.0
Permanent differences	-	-
Change in valuation allowance	(5.0)	(4.6)
Effect of preferential tax rate	(20.0)	(20.4)
Effective income tax rate	-	-

*	The Company is incorporated in the Cayman Islands, where the statutory income tax rate is 0%. However, the Group has its most significant operations and substantially all of the Group's pre-tax loss is attributable to its PRC operations . The Group has determined the PRC to be its principal tax jurisdiction and uses the PRC statutory income tax rate of 25% as the starting point in the rate reconciliation, as the Group believes this provides the most meaningful presentation of the factors affecting its consolidated effective tax rate.